Leases - Summary of Lease Cost (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Leases [Line Items]
Operating lease costs	$ 4,542	$ 9,136
Variable lease costs	461	1,063
Total lease costs	$ 5,003	$ 10,199